Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory capital amounts and ratios

The Company and the Bank’s regulatory capital amounts and ratios were as follows as of the dates indicated:

	Actual		For Capital Adequacy		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2015
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$84,672	21.7%	$23,429	6.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	95,429	24.4%	31,239	8.0%	N/A	N/A
Common Equity Tier 1 Capital (To Risk Weighted Assets)	63,504	16.3%	17,572	4.5%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	84,672	10.6%	31,811	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$87,728	22.5%	$23,440	6.0%	$31,254	8.0%
Total Risk-Based Capital (To Risk Weighted Assets)	92,653	23.7%	31,254	8.0%	39,067	10.0%
Common Equity Tier 1 Capital (To Risk Weighted Assets)	87,728	22.5%	17,580	4.5%	25,394	6.5%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	87,728	11.0%	31,801	4.0%	39,751	5.0%

December 31, 2014
SECURITY FEDERAL CORP.
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$77,746	20.6%	$15,073	4.0%	N/A	N/A
Total Risk-Based Capital (To Risk Weighted Assets)	89,915	23.9%	30,147	8.0%	N/A	N/A
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	77,746	9.5%	32,778	4.0%	N/A	N/A

SECURITY FEDERAL BANK
Tier 1 Risk-Based Core Capital (To Risk Weighted Assets)	$87,222	23.2%	$15,062	4.0%	$22,593	6.0%
Total Risk-Based Capital (To Risk Weighted Assets)	91,973	24.4%	30,123	8.0%	37,654	10.0%
Tier 1 Leverage (Core) Capital (To Adjusted Tangible Assets)	87,222	10.6%	32,792	4.0%	40,991	5.0%